Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income	$ 4,001	$ 3,648	$ 4,680
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	415	1,411	364
Depreciation	497	524	581
Net amortization of securities premiums	440	412	369
Net amortization of loan origination costs (fees)	25	(31)	43
Deferred net loan origination fees (costs)	15	(32)	(9)
Amortization of intangibles	45	45	45
Amortization of investment in low income housing partnership	448
Net realized loss (gain) on calls of securities	2	(2)	(6)
Net (gain) loss on sales of other real estate owned	(39)	34	(56)
Earnings on bank owned life insurance and annuities	(416)	(450)	(478)
Deferred tax expense (benefit)	662	(64)	(20)
Equity in earnings of unconsolidated subsidiary, net of dividends of $47, $45 and $29	(190)	(204)	(234)
Stock-based compensation expense	30	25	26
Mortgage loans originated for sale	(8,173)	(11,057)
Proceeds from loans sold to others	8,442	11,526
Gains on sales of loans	(338)	(567)
Gain from life insurance proceeds		(53)
Decrease in accrued interest receivable and other assets	930	478	190
(Decrease) increase in accrued interest payable and other liabilities	(997)	167	86
Net cash provided by operating activities	5,799	5,810	5,581
Investing activities:
Purchases of: Securities available for sale	(45,446)	(87,319)	(87,131)
Purchases of: FHLB stock	(241)	(26)
Purchases of: Premises and equipment	(355)	(286)	(224)
Purchases of: Bank owned life insurance and annuities	(68)	(70)	(70)
Proceeds from: Maturities of and principal repayments on securities available for sale	38,973	75,816	56,034
Proceeds from: Redemption of FHLB stock			388
Proceeds from: Bank owned life insurance and annuities	8	13	23
Proceeds from: Proceeds from life insurance claim		200
Proceeds from: Sale of other real estate owned	780	988	612
Proceeds from: Sale of other assets	18	2	9
Investment in low income housing partnership	(642)	(3,403)
Net decrease in interest bearing time deposits with banks	598	249	249
Net (increase) decrease in loans	(2,359)	10,160	7,537
Net cash used in investing activities	(8,734)	(3,676)	(22,573)
Financing activities:
Net (decrease) increase in deposits	(7,106)	86	9,875
Net increase in short-term borrowings and securities sold under agreements to repurchase	8,361	1,936	186
Cash dividends	(3,707)	(3,724)	(3,648)
Purchase of treasury stock	(445)	(360)	(589)
Treasury stock issued for employee stock plans	48	151	66
Net cash (used in) provided by financing activities	(2,849)	(1,911)	5,890
Net (decrease) increase in cash and cash equivalents	(5,784)	223	(11,102)
Cash and cash equivalents at beginning of year	14,397	14,174	25,276
Cash and cash equivalents at end of year	8,613	14,397	14,174
Supplemental information:
Interest paid	2,967	3,715	4,669
Income taxes paid	695	1,135	1,200
Supplemental schedule of noncash investing and financing activities:
Transfer of loans to other real estate owned	594	1,023	571
Transfer of loans to other assets	$ 18		$ 22